Business Combination (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Contingent Liabilities in Business Combination Text Block [Abstract]
Schedule of Acquisition Consideration	The acquisition consideration was comprised of (in thousands of $):
Cash	25,000
Stock	5,000
GPS Contingent consideration	50,483
Total acquisition consideration	80,483

Schedule of Fair Value of the Identifiable Assets	The fair value of the identifiable assets at the date of acquisition were:
Thousands of $	Carrying value at acquisition date	Fair value adjustments	Fair value at acquisition date
Intangible assets IP / Brand	-	36,550	36,550
Intangible assets Customer relationships	-	8,007	8,007
Total identified assets	-	44,557	44,557
Goodwill	-	35,926	35,926
Acquisition price	-	-	80,483